UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): February 7, 2014

Education Loans Incorporated1

(Exact name of securitizer as specified in its charter)

025-00770	0001038833
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Norg Sanderson, President, (605) 622-4400

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Education Loans Incorporated (“EdLinc”), as securitizer, is filing this Form ABS-15G in respect of all student loan asset-backed securities issued or sponsored by it and outstanding during the reporting period in the student loan asset class, including student loan asset-backed securities issued by the following entities affiliated with EdLinc during the reporting period: EdLinc Student Loan Funding Trust 2012-1 and EdLinc Student Loan Funding Trust 2012-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION LOANS INCORPORATED
(Securitizer)

By:	/s/ Norg Sanderson
Name:	Norg Sanderson
Title:	President

Date February 7, 2014